Supplementary Insurance Information	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Supplementary Insurance Information
GREAT AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
SUPPLEMENTARY INSURANCE INFORMATION
THREE YEARS ENDED DECEMBER 31, 2020
(IN MILLIONS)

Segment	Deferred policy acquisition costs	Reserves for future policy benefits and claims	Net earned premiums	Net investment income	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses
2020
Annuity	$286	$42,573	$—	$1,700	$1,192	$246	$188
Run-off life	16	610	22	17	40	3	10
Total	$302	$43,183	$22	$1,717	$1,232	$249	$198

2019
Annuity	$694	$40,406	$—	$1,792	$1,151	$198	$188
Run-off life	19	612	22	21	36	4	7
Total	$713	$41,018	$22	$1,813	$1,187	$202	$195

2018
Annuity	$1,358	$36,616	$—	$1,638	$998	$211	$174
Run-off life	23	635	24	19	37	4	11
Total	$1,381	$37,251	$24	$1,657	$1,035	$215	$185